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                               The Munder Funds
                       Supplement Dated October 31, 2000
         to Statement of Additional Information dated October 27, 2000

Munder Balanced Fund, Munder Bio(Tech)2 Fund, Munder Digital Economy Fund, Munder Equity Income Fund, Munder Focus Growth Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund


                      INVESTMENT SUB-ADVISORY AGREEMENTS

The following language supplements the section entitled "Investment Advisory and Other Service Arrangements" in the Statement of Additional Information:

As a result of a change in control of Framlington Overseas Investment Management Limited (the "Sub-Advisor"), whereby the Sub-Advisor is owned 49% by Munder Capital Management (the "Advisor") and 51% by HSBC plc, a banking and financial services organization, the Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund (the "Framlington Funds") and the Munder International NetNet Fund have entered into Interim Investment Sub-Advisory Agreements with the Advisor and Sub-Advisor pending shareholder approval of new Investment Sub-Advisory Agreements with the Advisor and Sub-Advisor (the "Agreements"). The Interim Investment Sub-Advisory Agreements were approved by the Board of Trustee/Directors on July 10, 2000 and will expire on their terms on December 24, 2000. The Framlington Funds and the Munder International NetNet Fund will call a special meeting of the shareholders, currently scheduled to be held on December 20, 2000, to approve the Agreements. Shareholders of record as of the close of business on November 1, 2000 will be entitled to vote at the meeting. If the Agreements are not approved by the shareholders, the Board of Trustees/Directors will consider appropriate action.




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